CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Current accounts receivables, allowance for doubtful accounts allowance	$ 72,535	$ 35,535	$ 47,595
Noncurrent accounts receivables, allowance for doubtful accounts allowance	502,315	502,315
Temporary equity:
Preferred stock, par value series A	$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares series A	850,500	850,500	850,500
Preferred stock, shares issued A			850,395
Preferred stock, shares outstanding A			850,395
Preferred stock, par value Series D	$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares Series D	3,700,000	3,700,000	3,700,000
Preferred stock, shares issued D			1,176,750
Preferred stock, shares outstanding D			1,176,750
liquidation value, Series D	1,176,750	1,176,750	1,176,750
Preferred stock, par value Series E	$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares Series E	2,000,000	2,000,000	2,000,000
Preferredstock, shares issued E			1,700,000
Preferred stock, shares outstanding E			1,700,000
liquidation value, Series E	1,700,000	1,700,000	1,700,000
Stockholders' Equity:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, par value Series C	$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares Series C	11,411,400	11,411,400	11,411,400
Preferred stock, shares issued C			11,307,450
Preferred stock, shares outstanding C			11,307,450
liquidation value, Series C	$ 11,307	$ 11,307	$ 11,307
Preferred stock, par value Series B	$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares Series B	368,421	368,421	368,421
Preferred stock, shares issued B			368,411
Preferred stock, shares outstanding B			368,411
Commont Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	120,000,000	120,000,000	120,000,000
Common stock, issued shares	58,573,222	55,243,719	11,837,930
Common stock, outstanding shares	58,373,222	55,043,719	11,837,930
Treasury Stock, Shares	200,000	200,000	200,000